LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
23	LEASES AND SHIP CHARTERS

a)	As Lessor

Operating leases, in which the Group was the lessor in the prior year, related to a ship owned by the Group chartered out under bareboat charter party agreement with a lease term of 4 years, with 2 years extension option. The lease does not have an option to purchase the ship at the expiry of the lease period. The ship was sold on 1 June 2022.

Maturity analysis of operating lease payments:

	2022	2021
	US$’000	US$’000

Year 1	-	2,081
Total	-	2,081

b)	As Lessee

At 31 December 2022, the Group is committed to US$Nil (2021: US$3,249,000) for short-term leases of ships.